ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allowance for credit losses
Receivable, Net	$ 904,943	$ 970,950
Allowances for accounts receivable
Allowance for credit losses
Receivable, gross	961,745	1,020,880
Allowance for credit losses	(56,802)	(49,930)	$ (47,126)
Receivable, Net	904,943	970,950
Movement of allowances
Beginning of the year	49,930	47,126	40,293
Provision for credit losses, net	7,381	4,349	7,171
Write-offs	(2,073)	(109)	(197)
Foreign exchange effect	1,564	(1,436)	(141)
Closing balance	56,802	49,930	47,126
Allowances for advances to suppliers
Allowance for credit losses
Receivable, gross	328,460	320,211
Allowance for credit losses	(2,424)	(1,375)
Receivable, Net	326,036	318,836
Movement of allowances
Beginning of the year	1,375
Closing balance	2,424	1,375
Warranty insurance receivable net
Allowance for credit losses
Receivable, gross	84,035	84,474
Allowance for credit losses	(1,300)
Receivable, Net	82,735	84,474
Movement of allowances
Closing balance	1,300
Allowances for other receivables
Allowance for credit losses
Receivable, gross	145,376	129,195
Allowance for credit losses	(11,878)	(9,999)
Receivable, Net	133,498	119,196
Movement of allowances
Beginning of the year	9,999
Closing balance	11,878	9,999
Advances to suppliers, warranty insurance receivable and other receivable
Allowance for credit losses
Allowance for credit losses	(15,602)	(11,374)	(29,079)
Movement of allowances
Beginning of the year	11,374	29,079	28,502
Provision for credit losses, net	4,633	1,424	444
Write-offs	(242)	(18,295)	(53)
Foreign exchange effect	(163)	(834)	186
Closing balance	$ 15,602	$ 11,374	$ 29,079